FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	December 31,
2003

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, January 15, 2004

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		94

Form 13F Information Value Total:		$492,151

List of Other Managers Included:			0



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FORM 13F
(SEC USE ONLY)

12/31/2003

Name of Reporting Manager

Item 6
Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None

in Instr. V

3M Co.                           (MMM)      COM   88579Y101        $8,707,072    102,400
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $495,726     24,420
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   001957406          $313,456     39,231
X                               Wafra Investmen   X
ATI Technologies Inc.       (ATYT)          COM   001941103          $207,144     13,700
X                               Wafra Investmen   X
Adobe Systems Inc                (ADBE)     COM   00724F101        $2,630,084     67,300
X                               Wafra Investmen   X
Aflac Inc.                       (AFL)      COM   001055102        $5,492,124    151,800
X                              Wafra Investment   X
Altria Group Inc                 (MO)       COM   02209S103       $10,394,220    191,000
X                              Wafra Investment   X
American Express Company         (AXP)      COM   025816109        $8,235,273    170,750
X                               Wafra Investmen   X
American International Group     (AIG)      COM   026874107       $13,135,834    198,187
X                              Wafra Investment   X
Amerisource Bergen Corp          (ABC)      COM   03073E105        $3,397,075     60,500
X                               Wafra Investmen   X
Amgen Inc.                       (AMGN)     COM   031162100        $8,184,086    132,450
X                               Wafra Investmen   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $2,693,328     52,800
X                               Wafra Investmen   X
Apache Corp.                     (APA)      COM   037411105        $5,691,760     70,182
X                              Wafra Investment   X
Applied Materials Inc.           (AMAT)     COM   038222105        $6,407,742    285,550
X                              Wafra Investment   X
Bank of America Corp.            (BAC)      COM   060505104        $5,967,906     74,200
X                               Wafra Investmen   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $5,303,873    122,350
X                              Wafra Investment   X
Best Buy Co.                     (BBY)      COM   086516101        $5,668,040    108,500
X                               Wafra Investmen   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $417,010     11,000
X                               Wafra Investmen   X
CSX Corp.                        (CSX)      COM   126408103        $5,261,616    146,400
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $3,785,376    104,800
X                               Wafra Investmen   X
Caterpillar Inc.                 (CAT)      COM   149123101        $4,557,798     54,900
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $6,917,062    310,600
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $2,955,372     90,600
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $4,767,809    122,850
X                              Wafra Investment   X
Cisco Systems Inc.               (CSCO)     COM   17275R102       $12,864,919    530,950
X                               Wafra Investmen   X
Citigroup Inc                    (C)        COM   172967101       $17,547,210    361,500
X                               Wafra Investmen   X
Coach Inc.                       (COH)      COM   189754104          $641,750     17,000
X                               Wafra Investmen   X
Coca-Cola Company                (KO)       COM   191216100       $10,718,400    211,200
X                              Wafra Investment   X
Dell Inc                         (DELL)     COM   24702R101        $7,217,352    212,400
X                              Wafra Investment   X
Dollar Tree Stores Inc.          (DLTR)     COM   256747106          $405,945     13,500
X                              Wafra Investment   X
Dominion Resources               (D)        COM   25746U109        $5,013,847     78,550
X                               Wafra Investmen   X
Dow Chemical                     (DOW)      COM   260543103        $6,900,620    166,000
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102          $952,204     73,700
X                               Wafra Investmen   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $16,001,480    390,280
X                               Wafra Investmen   X
FMC Technologies                 (FTI)      COM   30249U101          $233,000     10,000
X                              Wafra Investment   X
Forest Laboratories              (FRX)      COM   345838106        $6,309,780    102,100
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $367,137     11,300
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,896,292     43,700
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $7,290,261    314,100
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $16,165,364    521,800
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $5,478,320     94,000
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105        $1,282,050     27,500
X                               Wafra Investmen   X
HPL Technologies (restr cert)    (HPLA)     COM   40426C105           $25,899    107,913
X                               Wafra Investmen   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $3,593,268     75,600
X                               Wafra Investmen   X
Home Depot Inc.                  (HD)       COM   437076102        $7,447,577    209,850
X                               Wafra Investmen   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $5,817,316     85,700
X                               Wafra Investmen   X
Int'l Business Machines Corp.    (IBM)      COM   459200101       $10,370,892    111,900
X                               Wafra Investmen   X
Intel Corp.                      (INTC)     COM   458140100       $13,060,375    407,500
X                              Wafra Investment   X
Jet Blue Airways                 (JBLU)     COM   477143101          $291,720     11,000
X                               Wafra Investmen   X
Johnson & Johnson                (JNJ)      COM   478160104       $12,899,502    249,700
X                               Wafra Investmen   X
Kohls Corp.                      (KSS)      COM   500255104        $4,123,245     91,750
X                               Wafra Investmen   X
Lam Research Corp.               (LRCX)     COM   512807108          $516,800     16,000
X                              Wafra Investment   X
Lowe's Companies                 (LOW)      COM   548661107        $7,267,168    131,200
X                              Wafra Investment   X
MBNA Corp.                       (KRB)      COM   55262L100        $5,901,875    237,500
X                               Wafra Investmen   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $5,615,103    117,250
X                              Wafra Investment   X
Masco                            (MAS)      COM   574599106        $5,564,230    203,000
X                               Wafra Investmen   X
Medtronics Inc.                  (MDT)      COM   585055106        $7,009,562    144,200
X                               Wafra Investmen   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $2,351,580     50,900
X                               Wafra Investmen   X
Microchip Tech.                  (MCHP)     COM   595017104          $587,312     17,600
X                              Wafra Investment   X
Microsoft Corp.                  (MSFT)     COM   594918104       $17,284,155    631,500
X                              Wafra Investment   X
Morgan Stanley                   (MWD)      COM   617446448        $7,815,344    135,050
X                               Wafra Investmen   X
National Semiconductor Corp      (NSM)      COM   637640103        $1,793,155     45,500
X                              Wafra Investment   X
New York Community Bank          (NYB)      COM   649445996          $588,481     15,466
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $6,212,745     90,750
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $3,045,368     75,250
X                               Wafra Investmen   X
Pfizer Inc.                      (PFE)      COM   717081103       $16,303,912    461,475
X                               Wafra Investmen   X
Pier 1 Imports Inc.              (PIR)      COM   720279108          $218,600     10,000
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109       $10,287,640    103,000
X                               Wafra Investmen   X
Prudential Financial Inc.        (PRU)      COM   744320102        $5,714,136    136,800
X                               Wafra Investmen   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $6,805,966    126,200
X                               Wafra Investmen   X
RF Mico Devices                  (RFMD)     COM   749941100          $287,716     28,600
X                               Wafra Investmen   X
Ross Stores Inc                  (ROST)     COM   778296103          $529,200     20,000
X                               Wafra Investmen   X
SBC Communications Inc.          (SBC)      COM   78387G103        $5,537,268    212,400
X                               Wafra Investmen   X
Sealed Air                       (SEE)      COM   81211K100        $4,859,065     89,750
X                               Wafra Investmen   X
Sei Investments Company          (SEIC)     COM   784117103          $411,345     13,500
X                               Wafra Investmen   X
Sicor Inc.                       (SCRI)     COM   825846108          $296,480     10,900
X                               Wafra Investmen   X
Southwest Airlines               (LUV)      COM   844741108        $1,896,773    117,520
X                               Wafra Investmen   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $782,413     47,650
X                               Wafra Investmen   X
Steris Corp.                     (STE)      COM   859152100          $266,680     11,800
X                               Wafra Investmen   X
Sun Microsystems Inc.            (SUNW)     COM   866810104          $529,248    118,400
X                               Wafra Investmen   X
Synopsys Inc.                    (SNPS)     COM   871607107          $365,688     10,800
X                               Wafra Investmen   X
Sysco Corp.                      (SYY)      COM   871829107        $4,292,619    115,300
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $6,863,168    233,600
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $5,026,986     88,100
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $5,598,207    159,584
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $6,015,709    135,550
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103       $10,840,768    204,350
X                               Wafra Investmen   X
Washington Mutual                (WM)       COM   939322103        $3,901,670     97,250
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $5,741,808     59,200
X                               Wafra Investmen   X
Wells Fargo Company              (WFC)      COM   949746101        $9,313,454    158,150
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $5,827,200     91,050
X                               Wafra Investmen   X
Williams-Sonoma Inc.             (WSM)      COM   969904101          $434,625     12,500
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $433,924     15,333
X                               Wafra Investmen   X
Yahoo! Inc.                      (YHOO)     COM   984332106        $2,713,058     60,250
X                               Wafra Investmen   X
Column Total                                                     $492,150,708 12,097,141

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